Goodwill, Software And Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Intangible Assets by Major Class [Line Items]
Amortization of intangible assets	¥ 481,043	¥ 462,649	¥ 443,567
Trademarks
Intangible Assets by Major Class [Line Items]
Acquired indefinite-lived intangible asset, amount	¥ 27,946	¥ 29,671
Computer Software
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	5
Rights To Use Utility Facilities
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	18
Other Intangibles
Intangible Assets by Major Class [Line Items]
Finite-lived intangible assets, average useful life, years	11